Shareholders' equity - Characteristics of BSA plans (Details)								12 Months Ended
	Dec. 15, 2023 EUR (€) EquityInstruments Y € / shares shares	May 25, 2023 EUR (€) EquityInstruments Y € / shares shares	Apr. 16, 2021 EUR (€) Y EquityInstruments € / shares shares	Mar. 09, 2020 EUR (€) Y EquityInstruments € / shares shares	Jun. 28, 2019 EUR (€) EquityInstruments Y € / shares shares	Dec. 14, 2018 EUR (€) Y EquityInstruments € / shares shares	May 29, 2017 EUR (€) EquityInstruments Y € / shares shares	Dec. 31, 2023 EquityInstruments € / shares	Dec. 31, 2024 plan € / shares	Dec. 31, 2022 € / shares
BSA plans
Disclosure of classes of share capital [line items]
Number of plans outstanding | plan									8
Number of equity instruments granted | EquityInstruments								30,000
BSA - 2017 plan
Disclosure of classes of share capital [line items]
Number of equity instruments granted | EquityInstruments							195,000
Number of shares per instrument | shares							1
Subscription premium price per share (€)							€ 0.534
Exercise price (in euros)							€ 6.675	€ 6.67	€ 6.67	€ 6.67
Fair value per instrument at grant date | €							€ 2.47
Expected volatility							40.00%
Average life (years) | Y							6
Risk-free rate							0.22%
BSA - 2017 plan | Tranche one
Disclosure of classes of share capital [line items]
Vesting and holding period (year)							1 year
BSA - 2017 plan | Tranche two
Disclosure of classes of share capital [line items]
Vesting and holding period (year)							2 years
BSA - 2017 plan | Tranche three
Disclosure of classes of share capital [line items]
Vesting and holding period (year)							3 years
BSA - 2018 plan
Disclosure of classes of share capital [line items]
Number of equity instruments granted | EquityInstruments						126,000
Number of shares per instrument | shares						1
Subscription premium price per share (€)						€ 0.48
Exercise price (in euros)						€ 6.067		6.07	6.07	6.07
Fair value per instrument at grant date | €						€ 1.98
Expected volatility						40.00%
Average life (years) | Y						6
Risk-free rate						0.30%
BSA - 2018 plan | Minimum
Disclosure of classes of share capital [line items]
Vesting and holding period (year)						1 year
BSA - 2018 plan | Maximum
Disclosure of classes of share capital [line items]
Vesting and holding period (year)						3 years
BSA - 2019 plan
Disclosure of classes of share capital [line items]
Vesting and holding period (year)					1 year
Number of equity instruments granted | EquityInstruments					10,000
Number of shares per instrument | shares					1
Subscription premium price per share (€)					€ 0.18
Exercise price (in euros)					€ 2.2			2.2	2.2	2.2
Fair value per instrument at grant date | €					€ 0.48
Expected volatility					40.00%
Average life (years) | Y					5.5
Risk-free rate					0.33%
BSA 2019 bis
Disclosure of classes of share capital [line items]
Vesting and holding period (year)				1 year
Number of equity instruments granted | EquityInstruments				10,000
Number of shares per instrument | shares				1
Subscription premium price per share (€)				€ 0.29
Exercise price (in euros)				€ 3.68				3.68	3.68	3.68
Fair value per instrument at grant date | €				€ 0.9
Expected volatility				40.00%
Average life (years) | Y				6
Risk-free rate				0.00%
BSA 2019 ter
Disclosure of classes of share capital [line items]
Number of equity instruments granted | EquityInstruments				36,000
Number of shares per instrument | shares				1
Subscription premium price per share (€)				€ 0.29
Exercise price (in euros)				€ 3.68				€ 3.68	3.68	3.68
Fair value per instrument at grant date | €				€ 0.9
Expected volatility				40.00%
Average life (years) | Y				6
Risk-free rate				0.00%
BSA 2019 ter | Minimum
Disclosure of classes of share capital [line items]
Vesting and holding period (year)				1 year
BSA 2019 ter | Maximum
Disclosure of classes of share capital [line items]
Vesting and holding period (year)				3 years
BSA 2021
Disclosure of classes of share capital [line items]
Vesting and holding period (year)			3 years
Number of equity instruments granted | EquityInstruments			50,000
Number of shares per instrument | shares			1
Subscription premium price per share (€)			€ 2.45
Exercise price (in euros)			€ 11.74
Expected volatility			64.00%
Average life (years) | Y			5
Risk-free rate			0.60%
BSA 2021 | Minimum
Disclosure of classes of share capital [line items]
Fair value per instrument at grant date | €			€ 3
BSA 2021 | Maximum
Disclosure of classes of share capital [line items]
Fair value per instrument at grant date | €			€ 3.2
BSA 2023-1
Disclosure of classes of share capital [line items]
Vesting and holding period (year)		2 years 10 months 24 days
Number of equity instruments granted | EquityInstruments		10,000						10,000
Number of shares per instrument | shares		1
Subscription premium price per share (€)		€ 0.2
Exercise price (in euros)		€ 2.51						€ 2.51	2.51
Fair value per instrument at grant date | €		€ 1.89
Expected volatility		65.00%
Average life (years) | Y		6.5
Risk-free rate		2.96%
BSA 2023-1 | David Nikodem
Disclosure of classes of share capital [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		€ 2.51						2.51
Number of equity instruments granted | EquityInstruments		10,000
Subscription premium price per share (€)								€ 0.2
BSA 2023-2
Disclosure of classes of share capital [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	€ 3.91
Vesting and holding period (year)	2 years 3 months 18 days
Number of equity instruments granted | EquityInstruments	20,000							20,000
Number of shares per instrument | shares	1
Subscription premium price per share (€)	€ 0.31
Exercise price (in euros)	€ 3.91							€ 3.91	3.91
Fair value per instrument at grant date | €	€ 2.67
Expected volatility	62.00%
Average life (years) | Y	6.2
Risk-free rate	2.65%
BSA 2023-2 | David Nikodem
Disclosure of classes of share capital [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement								3.91
Number of equity instruments granted | EquityInstruments	20,000
Subscription premium price per share (€)	€ 0.31							0.31
BSA - Plan 2021-1
Disclosure of classes of share capital [line items]
Exercise price (in euros)								€ 11.74	€ 11.74	€ 11.74